SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	$ 594	$ 675	$ 909
Additions / (Deductions), charged to expense and cost accounts	69	65	87
Write-offs	(62)	(157)	(307)
Other	(11)	11	(13)
Balance at End of Period	591	594	675
Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	74	101	118
Additions / (Deductions), charged to expense and cost accounts	(3)	(10)	(2)
Write-offs	(2)	(42)	(7)
Other	(20)	26	(8)
Balance at End of Period	48	74	101
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	574	525	483
Additions / (Deductions), charged to expense and cost accounts	136	164	178
Write-offs	(162)	(139)	(150)
Other	(19)	23	14
Balance at End of Period	530	574	525
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	451	481	505
Additions / (Deductions), charged to revenue accounts	1,124	1,292	1,377
Write-offs	(1,059)	(1,342)	(1,392)
Other	(15)	20	(9)
Balance at End of Period	$ 500	$ 451	$ 481